FT Vest U.S. Equity Buffer ETF - December Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FT Vest U.S. Equity Buffer ETF - December | FT Vest U.S. Equity Buffer ETF - December
Prospectus [Line Items]
Annual Return [Percent]	14.29%	22.77%	(9.54%)	14.48%